Cash and Cash Equivalents - Schedule Representing Cash and Cash Equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and bank balances	£ 2,529	£ 2,940
Cash equivalents	280	199
Cash and cash equivalents	£ 2,809	£ 3,139